Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit) [Abstract]
Loss before tax	$ 35,587	$ 22,456	$ 9,202
Tax credit calculated at the domestic tax rate 12.5%	(4,448)	(2,807)	(1,150)
Tax effects of [Abstract]
Losses for which no deferred tax asset was recognized	4,200	2,625	1,150
Income taxed at a higher rate of tax	118	0	0
Other permanent differences	130	182	0
Tax charge/(credit)	$ 0	$ 0	$ 0
Domestic tax rate	12.50%	12.50%	12.50%